Borrowings - Schedule of Borrowings from Related Parties (Parentheticals) (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Loan from Director [Member]
Schedule of Borrowings from Related Parties [Line Items]
Period for interest free loan from related parties	5 years	5 years	5 years